Segment information - Contributions by Reportable Segments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) segment	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	£ 14,844.8	£ 14,428.7	£ 12,801.1
Headline operating profit	1,750.2	1,741.8	1,493.5
Share-based payments	140.1	122.0	99.6
Capital additions	217.2	223.3	293.1
Depreciation and amortisation	446.7	451.0	444.0
Goodwill impairment	63.6	37.9	1.8
Earnings/(loss) from associates	70.2	(60.4)	23.8
Interests in associates and joint ventures	286.5	305.1	412.9
Global Integrated Agencies
Disclosure of operating segments [line items]
Revenue	12,594.9	12,191.9	10,887.6
Revenue less pass-through costs	9,808.2	9,743.6	8,680.4
Headline operating profit	1,474.3	1,433.4	1,221.2
Share-based payments	118.9	100.7	92.5
Capital additions	180.4	193.8	253.1
Depreciation and amortisation	362.8	373.0	374.7
Goodwill impairment	40.3	0.0	0.0
Earnings/(loss) from associates	56.4	10.8	22.7
Interests in associates and joint ventures	93.1	80.1	115.2
Public Relations
Disclosure of operating segments [line items]
Revenue	1,262.2	1,232.4	963.5
Revenue less pass-through costs	1,180.0	1,161.2	914.2
Headline operating profit	191.1	191.9	144.6
Share-based payments	14.3	14.4	4.8
Capital additions	15.4	11.1	18.0
Depreciation and amortisation	40.0	36.7	28.2
Goodwill impairment	0.0	3.7	0.0
Earnings/(loss) from associates	0.2	0.5	1.7
Interests in associates and joint ventures	0.0	0.1	8.0
Specialist Agencies
Disclosure of operating segments [line items]
Revenue	987.7	1,004.4	950.0
Revenue less pass-through costs	871.5	894.5	802.6
Headline operating profit	84.8	116.5	127.7
Share-based payments	6.9	6.9	2.3
Capital additions	21.4	18.4	22.0
Depreciation and amortisation	43.9	41.3	41.1
Goodwill impairment	23.3	34.2	1.8
Earnings/(loss) from associates	13.6	(71.7)	(0.6)
Interests in associates and joint ventures	£ 193.4	£ 224.9	£ 289.7